Equity Method Investments (Details Textual) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Equity Method Investment And Joint Venture [Line Items]
Investments in unconsolidated real estate joint ventures	$ 1,212,456	$ 1,297,946